Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000064507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000064507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000064507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064507 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064507 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000064507 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064507 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000064507 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064507 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000064507 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064507 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064507 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064507 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064507 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000064507 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064507 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064507 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064507 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064508 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000064508 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000064508 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064508 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064508 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000064508 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064508 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000064508 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064508 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064508 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000064508 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064508 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064508 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064508 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064508 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000064508 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064508 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064508 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064508 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000064509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000064509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064509 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000064509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000064509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064509 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000064509 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064509 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064509 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064509 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000064509 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000064509 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064509 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064509 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064509 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000181876 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000181876 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000181876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000181876 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000181876 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000181876 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000181876 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000181876 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000181876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000181876 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000181876 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000181876 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000181876 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000181876 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000181876 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000181876 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000181876 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000181876 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000181876 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.70%